Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination [Line Items]
Income taxes receivable (payable)	$ 138.6	$ 12.0
Net operating loss carryforwards	228.2	183.2
Foreign net operating loss carryforwards resulting in deferred tax assets	175.4	157.1
Foreign tax credit carryforwards	13.6	12.7
Undistributed earnings of foreign subsidiaries	673.5
Unrecognized tax benefits	98.0	18.4	$ 29.2
Unrecognized tax benefits that would impact tax rate	75.3	13.1
Tax benefits interest expense for unpaid taxes	1.8	1.8	$ 3.1
Unrecognized tax benefits interest and penalties accrued	26.7	7.9
Unrecognized tax benefits that may be recognized during the next twelve month period	$ 3.9
Recognition period	12 months
Federal and State
Income Tax Examination [Line Items]
Net operating loss carryforwards	$ 52.8	26.1
State and Local Jurisdiction [Member]
Income Tax Examination [Line Items]
Valuation allowance against net operating loss deferred tax assets	34.8	8.8
Foreign Tax Authority [Member]
Income Tax Examination [Line Items]
Valuation allowance against net operating loss deferred tax assets	$ 132.1	$ 112.9